Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

		December 31
	2014	2013
Revenues
Canada	$745,800	$769,077
U.S. south	914,172	876,888
U.S. northeast	349,025	380,074
Corporate	-	-
	$2,008,997	$2,026,039

Revenues less operating and selling, general and administration expenses
Canada	$261,247	$270,514
U.S. south	240,534	235,996
U.S. northeast	71,031	76,263
Corporate	(64,013)	(61,159)
	$508,799	$521,614

Amortization
Canada	$103,735	$109,020
U.S. south	125,814	123,598
U.S. northeast	54,134	60,470
Corporate	1,922	3,403
	$285,605	$296,491

Net gain on sale of capital and landfill assets	$(17,905)	$(7,793)

Operating income	$241,099	$232,916

				December 31, 2014
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$362,599	$491,934	$82,761	$-	$937,294
Capital assets	$356,329	$498,762	$68,332	$5,127	$928,550
Landfill assets	$156,536	$418,555	$361,004	$-	$936,095
Total assets	$1,106,337	$1,602,128	$630,357	$37,614	$3,376,436

				December 31, 2013
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$383,473	$423,164	$98,710	$-	$905,347
Capital assets	$375,562	$444,140	$109,780	$7,770	$937,252
Landfill assets	$180,706	$417,119	$354,906	$-	$952,731
Total assets	$1,218,124	$1,476,464	$657,139	$40,843	$3,392,570